Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	LUDUSON G INC.
Entity Central Index Key	0001737193
Entity Tax Identification Number	82-3184409
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17/F
Entity Address, Address Line Two	80 Gloucester Road
Entity Address, City or Town	Wanchai
City Area Code	852
Local Phone Number	2818 7199
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false